Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Liabilities

As of December 31, 2024 and 2025, lease liabilities consist of the following:

	As of December 31,
	2024	2025
Lease liabilities – current portion	$101,947	$56,266
Lease liabilities – non-current portion	29,378	39,177
Total	$131,325	$95,443

Other lease information is as follows:

	As of December 31,
	2024	2025
Weighted-average remaining lease term – operating leases	1.3 years	1.7 years
Weighted-average discount rate – operating leases	5.99%	5.52%

Schedule of Future Minimum Payments under Operating Leases

The following is a schedule of future minimum payments under operating leases as of December 31, 2025:

As of December 31,
2026	60,205
2027	30,462
2028	10,153
Total lease payments	100,820
Less: imputed interest	(5,377)
Total operating lease liabilities, net of interest	$95,443